Segment Results - Segment Results of Operations (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Segment Results of Operations [Line Items]
Net revenues	€ 7,699	€ 6,243		€ 14,887	€ 13,792
Provision for credit losses	233	75		525	144
Noninterest expenses [Abstract]
Compensation and benefits	2,690	2,551		5,346	5,183
General and administrative expenses	2,217	2,361		4,981	5,287
Impairment of goodwill and other intangible assets	0	0		0	0
Restructuring activities	(36)	86		(80)	102
Total noninterest expenses	4,870	4,998		10,247	10,572
Noncontrolling interests	0	0		0	0
Profit (loss) before tax	2,596	1,170		4,115	3,075
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	1,551	1,230	[1]	3,012	2,543	[1]
Provision for credit losses	56	(20)	[1]	204	(40)	[1]
Noninterest expenses [Abstract]
Compensation and benefits	356	355	[1]	708	714	[1]
General and administrative expenses	607	640	[1]	1,274	1,368	[1]
Impairment of goodwill and other intangible assets	0	0	[1]	0	0	[1]
Restructuring activities	(2)	5	[1]	(2)	17	[1]
Total noninterest expenses	960	1,000	[1]	1,980	2,099	[1]
Noncontrolling interests	0	0	[1]	0	0	[1]
Profit (loss) before tax	534	250	[1]	828	485	[1]
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,646	2,394	[2]	5,969	5,491	[2]
Provision for credit losses	72	2	[2]	108	3	[2]
Noninterest expenses [Abstract]
Compensation and benefits	588	532	[2]	1,199	1,065	[2]
General and administrative expenses	922	804	[2]	2,088	1,877	[2]
Impairment of goodwill and other intangible assets	0	0	[2]	0	0	[2]
Restructuring activities	2	11	[2]	3	12	[2]
Total noninterest expenses	1,512	1,347	[2]	3,290	2,954	[2]
Noncontrolling interests	2	(2)	[2]	3	(1)	[2]
Profit (loss) before tax	1,059	1,046	[2]	2,567	2,535	[2]
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues	2,160	2,018	[3]	4,381	4,196	[3]
Provision for credit losses	96	117	[3]	197	215	[3]
Noninterest expenses [Abstract]
Compensation and benefits	702	683	[3]	1,387	1,402	[3]
General and administrative expenses	933	1,165	[3]	1,995	2,253	[3]
Impairment of goodwill and other intangible assets	0	0	[3]	0	0	[3]
Restructuring activities	(35)	69	[3]	(80)	71	[3]
Total noninterest expenses	1,601	1,916	[3]	3,302	3,726	[3]
Noncontrolling interests	0	0	[3]	0	0	[3]
Profit (loss) before tax	463	(15)	[3]	881	255	[3]
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues	656	626	[4]	1,338	1,263	[4]
Provision for credit losses	0	1	[4]	0	1	[4]
Noninterest expenses [Abstract]
Compensation and benefits	224	202	[4]	453	418	[4]
General and administrative expenses	216	192	[4]	407	380	[4]
Impairment of goodwill and other intangible assets	0	0	[4]	0	0	[4]
Restructuring activities	0	1	[4]	0	2	[4]
Total noninterest expenses	440	395	[4]	861	800	[4]
Noncontrolling interests	46	49	[4]	101	98	[4]
Profit (loss) before tax	170	180	[4]	376	364	[4]
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Net revenues	7	(24)	[5]	1	57	[5]
Provision for credit losses	(3)	(25)	[5]	(7)	(32)	[5]
Noninterest expenses [Abstract]
Compensation and benefits	14	35	[5]	31	75	[5]
General and administrative expenses	180	223	[5]	498	681	[5]
Impairment of goodwill and other intangible assets	0	0	[5]	0	0	[5]
Restructuring activities	(1)	1	[5]	(1)	1	[5]
Total noninterest expenses	192	258	[5]	527	756	[5]
Noncontrolling interests	0	0	[5]	0	0	[5]
Profit (loss) before tax	(181)	(257)	[5]	(520)	(667)	[5]
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues	679	(1)	[6]	187	241	[6]
Provision for credit losses	12	(1)	[6]	22	(2)	[6]
Noninterest expenses [Abstract]
Compensation and benefits	805	744	[6]	1,568	1,507	[6]
General and administrative expenses	(640)	(662)	[6]	(1,282)	(1,270)	[6]
Impairment of goodwill and other intangible assets	0	0	[6]	0	0	[6]
Restructuring activities	0	0	[6]	0	0	[6]
Total noninterest expenses	165	81	[6]	286	237	[6]
Noncontrolling interests	(49)	(47)	[6]	(104)	(97)	[6]
Profit (loss) before tax	€ 551	€ (34)	[6]	€ (17)	€ 104	[6]

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year
[4]	Prior year’s comparatives aligned to presentation in the current year
[5]	Prior year’s comparatives aligned to presentation in the current year
[6]	Prior year’s comparatives aligned to presentation in the current year